Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value

The following table presents assets and liabilities measured at fair value by classification within the fair value hierarchy:

	June 30, 2026
in thousands	Level I	Level II	Level III
Assets:
Money Market Funds	$1,675	$—	$—
Liabilities:
Convertible Debentures	$—	$—	$17,395
	December 31, 2025
in thousands	Level I	Level II	Level III
Assets:
Money Market Funds	$11,671	$—	$—
Liabilities:
July Investment Agreement Derivative	$—	$—	$379,205
CPU Share Allocation Obligation	$—	$—	$292,680

Schedule of Fair Value Using Significant Unobservable Inputs

The following table provides a reconciliation of the beginning and ending balance associated with the liabilities measured at Level III fair value using significant unobservable inputs for the six months ended June 30, 2026:

in thousands	July Investment Agreement Derivative	CPU Share Allocation Obligation
Balance, December 31, 2025	$379,205	$292,680
Change in fair value	234,739	190,488
Settlements (equity-based)	(588,944)	(296,403)
Reclassification out of Level III	(25,000)	(186,766)
Balance, June 30, 2026	$—	$—
in thousands	Convertible Debentures
Balance, December 31, 2025	$—
Issuance	19,400
Change in fair value	(1,671)
Change in fair value – credit risk	(334)
Balance, June 30, 2026	$17,395

Schedule of July Investment Agreement Derivative and CPU Share Allocation Obligations

The Company utilized the following assumptions to value the July Investment Agreement Derivative:

December 31, 2025
Expected Business Combination date	January 5, 2026
Term (years)	0.01
Risk free rate	3.7%
CCC credit rating	15.7%
Present value factor	1.00
Probability of Business Combination close	90.0%
Market adjustment(1)	45.5%
Expected Company fully diluted ownership of New EM	96.5%
Additional share allocation percentage	10.0%

____________

(1)      Market adjustment inherently considers probability of Business Combination close and post Business Combination close price movements to the New EM common share price per share.

The Company utilized the following assumptions to value the CPU Share Allocation Obligations as of the balance sheet dates:

December 31, 2025
Expected Business Combination date	January 5, 2026
Term (years)	0.01
Risk free rate	3.7%
Present value factor	1.00
Probability of Business Combination close	NA
Market adjustment(1)	45.5%
Expected Company fully diluted ownership of New EM	96.5%
Additional share allocation percentages	11.28%

____________

(1)      Market adjustment inherently considers probability of Business Combination close and post Business Combination close price movements to the New EM common share price per share.

The Company utilized the following assumptions to value the Convertible Debentures:

June 30, 2026
Principal outstanding	$20,000,000
Remaining term (years)	1.36
Company common stock price	$6.61
Equity volatility	81.2%
Risk-free rate	4.0%
Discount rate	21.3%
Payment Premium	5.0%